John Hancock Multifactor Developed International ETF Expense Example - John Hancock Multifactor Developed International ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	$ 538